Acquisitions, Divestitures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2013
Business Combination
Acquisitions, Divestitures and Exchanges
U.S. Cellular acquisitions in 2013 and 2012 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
(Dollars in thousands)	Purchase Price	Goodwill	Licenses	Intangible Assets Subject to Amortization	Net Tangible Assets/(Liabilities)
2013
Licenses	$16,540	$-	$16,540	$-	$-

2012
Licenses	$122,690	$-	$122,690	$-	$-

Divestiture Financial Impacts
Business divestiture financial impacts

(Dollars in thousands)	Expected Period of Recognition	Projected Range		Cumulative Amount Recognized as of December 31, 2013	Actual Amount Recognized Year Ended December 31, 2013	Actual Amount Recognized Three Months Ended December 31, 2013	Actual Amount Recognized Three Months and Year Ended December 31, 2012
(Gain) loss on sale of business and other exit costs, net
Proceeds from Sprint
Purchase price	2013	$(480,000)	$(480,000)	$(480,000)	$(480,000)	$-	$-
Sprint Cost Reimbursement	2013-2014	(120,000)	(175,000)	(47,641)	(47,641)	(43,420)	-
Net assets transferred	2013	213,593	213,593	213,593	213,593	-	-
Non-cash charges for the write-off and write-down of property under construction and related assets	2012-2014	10,000	14,000	10,675	3	(51)	10,672
Employee related costs including severance, retention and outplacement	2012-2014	12,000	18,000	14,262	1,653	(809)	12,609
Contract termination costs	2012-2014	110,000	160,000	59,584	59,525	40,744	59
Transaction costs	2012-2014	5,000	6,000	5,565	4,428	347	1,137
Total (Gain) loss on sale of business and other exit costs, net		$(249,407)	$(243,407)	$(223,962)	$(248,439)	$(3,189)	$24,477

Depreciation, amortization and accretion expense
Incremental depreciation, amortization and accretion, net of salvage values	2012-2014	200,000	225,000	198,571	178,513	44,513	20,058
(Increase) decrease in Operating income		$(49,407)	$(18,407)	$(25,391)	$(69,926)	$41,324	$44,535

As a result of the transaction, U.S. Cellular recognized the following amounts in the Consolidated Balance Sheet:

		Year Ended December 31, 2013
(Dollars in thousands)	Balance December 31, 2012	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2013
Accrued compensation
Employee related costs including severance, retention, outplacement	$12,305	$6,853	$(11,905)	$(5,200)	$2,053
Other current liabilities
Contract termination costs	$30	$22,675	$(8,713)	$-	$13,992
Other deferred liabilities and credits
Contract termination costs	$-	$34,283	$(3,434)	$-	$30,849

		Year Ended December 31, 2012
(Dollars in thousands)	Balance November 6, 2012	Costs Incurred	Cash Settlements (1)	Adjustments (2)	Balance December 31, 2012
Accrued compensation
Employee related costs including severance, retention, outplacement	$-	$12,609	$(304)	$-	$12,305
Other current liabilities
Contract termination costs	$-	$59	$(29)	$-	$30

(1)	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities on the Consolidated Statement of Cash Flows.

(2)	Adjustment to liability represents changes to previously accrued amounts.

Assets and liabilities held for sale
At December 31, 2013 and 2012, the following assets and liabilities were classified in the Consolidated Balance Sheet as "Assets held for sale" and "Liabilities held for sale":

	Current Assets	Licenses	Goodwill	Property, Plant and Equipment	Loss on Assets Held for Sale (1)	Total Assets Held for Sale	Liabilities Held for Sale (2)
(Dollars in thousands)
2013
Divestiture of Spectrum Licenses	$-	$16,027	$-	$-	$-	$16,027	$-

2012
Divestiture Transaction	$-	$140,599	$72,994	$-	$-	$213,593	$19,594
Bolingbrook Customer Care Center (3)	-	-	-	4,275	(1,105)	3,170	-
Total	$-	$140,599	$72,994	$4,275	$(1,105)	$216,763	$19,594

(1)	Loss on assets held for sale was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.

(2)	Liabilities held for sale primarily consisted of Customer deposits and deferred revenues.

(3)	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.